Investments Accounted for Using the Equity Method	6 Months Ended
Jun. 30, 2024
Interests In Other Entities [Abstract]
Investments Accounted for Using the Equity Method

B.5. INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for using the equity method consist of associates and joint ventures (see Note B.1. to the consolidated financial statements for the year ended December 31, 2023), and comprise:

(€ million)	% interest	June 30, 2024	December 31, 2023
EUROAPI (a)	29.8	72	162
Infraserv GmbH & Co. Höchst KG (b)	31.2	89	90
MSP Vaccine Company (c)	50.0	90	96
Other investments	—	64	76
Total		315	424
(a)The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€2.55 as of June 30, 2024, and €5.73 as of December 31, 2023).
(b)Joint venture.
(c)Joint venture MSP Vaccine Company owns 100% of MCM Vaccine BV.
The financial statements include commercial transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	June 30, 2024	June 30, 2023	December 31, 2023
Sales	59	64	157
Royalties and other income	61	32	63
Accounts receivable and other receivables	278	213	249
Purchases of goods and services	345	302	642
Accounts payable and other payables	63	97	71
Subject to certain conditions, Sanofi could raise its investment in EUROAPI by €200 million in the form of a perpetual subordinated hybrid bond.